UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Karen Gilomen, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2020

Item 1.  Reports to Stockholders.

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Semi-Annual Report » 6.30.20

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.wesmarkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.wesmarkfunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-864-1013 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Table of Contents

June 30, 2020

Small Company Growth Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3
Growth Fund
Portfolio of Investments Summary Table	5
Portfolio of Investments	6
Balanced Fund
Portfolio of Investments Summary Table	8
Portfolio of Investments	9
Government Bond Fund
Portfolio of Investments Summary Table	14
Portfolio of Investments	15
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	20
Portfolio of Investments	21
Tactical Opportunity Fund
Portfolio of Investments Summary Table	26
Portfolio of Investments	27
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	41
Shareholder Expense Example	54
Board of Trustees and Trust Officers	55
Board Review of Advisory Contract	57
Additional Information	59
Glossary of Terms	60

Semi-Annual Report » June 30, 2020

Portfolio of Investments Summary Table

WesMark Small Company Growth Fund	June 30, 2020 (Unaudited)

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	97.0%
SHORT TERM INVESTMENTS(2)	2.8%
EXCHANGE TRADED FUNDS (ETF)	1.4%
OTHER ASSETS AND LIABILITIES - NET(3)	-1.2%
TOTAL NET ASSETS	100.0%

At June 30, 2020, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	28.3%
Financials	21.4%
Health Care	20.8%
Industrials	11.1%
Consumer Discretionary	9.8%
Consumer Staples	2.4%
Materials	2.2%
Exchange Traded Funds	1.4%
Consumer, Cyclical	1.0%
Equity Portfolio Sub-Total	98.4%
Short Term Investments(2)	2.8%
Other Assets and Liabilities - Net(3)	-1.2%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	Securities are assigned to a sector classification by the Fund's advisor.

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-97.0%
CONSUMER DISCRETIONARY-10.8%
	Automotive Retail-2.3%
14,471	Lithia Motors, Inc., Class A	$2,189,896

	Commercial Services-1.0%
32,559	Korn Ferry	1,000,538

	Consumer Electronics-2.1%
140,306	Sonos, Inc.(1)	2,052,677

	Education Services-4.4%
63,911	Chegg, Inc.(1)	4,298,654

	Entertainment-1.0%
28,497	DraftKings, Inc.(1)	947,810

TOTAL CONSUMER DISCRETIONARY		10,489,575

CONSUMER STAPLES-2.4%
	Packaged Foods & Meats-2.4%
20,498	Freshpet, Inc.(1)	1,714,863
29,133	Simply Good Foods Co.(1)	541,291
		2,256,154
TOTAL CONSUMER STAPLES		2,256,154

FINANCIALS-21.4%
	Asset Management & Custody Banks-0.8%
45,729	Victory Capital Holdings, Inc., Class A	786,081

	Banks-1.3%
77,609	First Foundation, Inc.	1,268,131

	Investment Banking & Brokerage-2.2%
45,541	Stifel Financial Corp.	2,160,010

	Life & Health Insurance-1.5%
34,337	Trupanion, Inc.(1)	1,465,847

	Regional Banks-13.9%
43,366	BancorpSouth Bank	986,143
84,861	BankUnited, Inc.	1,718,435
16,169	Banner Corp.	614,422
30,002	Community Bank System, Inc.	1,710,714
68,719	First Bancorp/Southern Pines, NC	1,723,473
34,078	Fulton Financial Corp.	358,841
52,504	Old National Bancorp	722,455
25,424	Pinnacle Financial Partners, Inc.	1,067,554
Shares/Principal Amount		Value
12,835	Signature Bank/New York NY	$1,372,318
19,513	South State Corp.	929,990
129,349	Sterling Bancorp	1,515,970
28,160	Trustmark Corp.	690,483
		13,410,798
	Retail-1.7%
24,320	FirstCash, Inc.	1,641,114

TOTAL FINANCIALS		20,731,981

HEALTH CARE-20.8%
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	836,792

	Health Care Equipment-5.0%
16,227	AtriCure, Inc.(1)	729,404
18,367	Hill-Rom Holdings, Inc.	2,016,329
29,846	Integra LifeSciences Holdings Corp.(1)	1,402,464
14,026	NuVasive, Inc.(1)	780,687
		4,928,884
	Health Care Supplies-2.0%
25,014	Neogen Corp.(1)	1,941,086

	Health Care Technology-5.3%
14,842	Tandem Diabetes Care, Inc.(1)	1,468,171
11,393	Teladoc Health, Inc.(1)	2,174,240
73,397	Vocera Communications, Inc.(1)	1,556,016
		5,198,427
	Life Sciences Tools & Services-7.6%
14,284	Charles River Laboratories International, Inc.(1)	2,490,415
10,032	ICON PLC(1)	1,689,991
55,062	Syneos Health, Inc.(1)	3,207,361
		7,387,767
TOTAL HEALTH CARE		20,292,956

INDUSTRIALS-11.1%
	Aerospace & Defense-1.6%
29,619	Moog, Inc., Class A	1,569,215

	Building Products-1.9%
34,083	AAON, Inc.	1,850,366

	Construction & Engineering-4.4%
109,810	Quanta Services, Inc.	4,307,846

Semi-Annual Report | June 30, 2020	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
	Construction Machinery & Heavy Trucks-1.3%
72,715	Shyft Group, Inc.	$1,224,521

	Machinery-Diversified-0.9%
14,705	Applied Industrial Technologies, Inc.	917,445

	Transportation-1.0%
40,529	Schneider National, Inc.	999,850

TOTAL INDUSTRIALS		10,869,243

INFORMATION TECHNOLOGY-28.3%
	Application Software-13.8%
375,000	Cloudera, Inc.(1)	4,770,000
15,772	Five9, Inc.(1)	1,745,487
258,864	Limelight Networks, Inc.(1)	1,905,239
87,596	LivePerson, Inc.(1)	3,629,102
54,917	Nuance Communications, Inc.(1)	1,389,675
		13,439,503
	Data Processing & Outsourced Services-2.8%
89,495	I3 Verticals, Inc., Class A(1)	2,707,224

	Electronic Components-2.1%
134,160	Knowles Corp.(1)	2,047,282

	Electronic Equipment & Instruments-1.3%
17,549	OSI Systems, Inc.(1)	1,309,857

	Systems Software-4.4%
14,993	Qualys, Inc.(1)	1,559,572
28,401	Rapid7, Inc.(1)	1,449,019
14,296	Varonis Systems, Inc.(1)	1,264,910
		4,273,501
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	1,105,717

	Technology Hardware, Storage & Peripherals-1.8%
101,423	Pure Storage, Inc., Class A(1)	1,757,661

	Technology Services-1.0%
12,363	Science Applications International Corp.	960,358

TOTAL INFORMATION TECHNOLOGY		27,601,103
Shares/Principal Amount		Value
MATERIALS-2.2%
	Fertilizers & Agricultural Chemicals-2.2%
15,605	Scotts Miracle-Gro Co.	$2,098,404

TOTAL MATERIALS		2,098,404

TOTAL COMMON STOCKS
(Cost $62,920,462)		94,339,416

EXCHANGE TRADED FUNDS-1.4%
9,515	Vanguard® Small-Cap ETF	1,386,526

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,012,450)		1,386,526

SHORT TERM INVESTMENTS-2.8%
	Mutual Funds-2.8%
2,760,864	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	2,760,864

TOTAL SHORT TERM INVESTMENTS
(Cost $2,760,864)		2,760,864

TOTAL INVESTMENTS-101.2%
(Cost $66,693,776)		98,486,806
OTHER ASSETS AND LIABILITIES-NET(2)-(1.2)%		(1,142,429)
NET ASSETS-100.0%		$97,344,377

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2020 (Unaudited)	WesMark Growth Fund

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	94.4%
EXCHANGE TRADED FUNDS (ETF)	4.9%
SHORT TERM INVESTMENTS(2)	3.2%
OTHER ASSETS AND LIABILITIES - NET(3)	-2.5%
TOTAL NET ASSETS	100.0%

At June 30, 2020, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	36.3%
Health Care	20.9%
Consumer Discretionary	11.1%
Financials	8.8%
Industrials	7.7%
Exchange Traded Funds	4.9%
Consumer Staples	3.8%
Real Estate	2.2%
Communication Services	2.1%
Materials	1.5%
Equity Portfolio Sub-Total	99.3%
Short Term Investments(2)	3.2%
Other Assets and Liabilities - Net(3)	-2.5%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2020	5

Portfolio of Investments

WesMark Growth Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.4%
COMMUNICATION SERVICES-2.1%
	Cable & Satellite-2.1%
170,038	Comcast Corp., Class A	$6,628,081

TOTAL COMMUNICATION SERVICES		6,628,081

CONSUMER DISCRETIONARY-11.1%
	Home Improvement Retail-2.7%
34,000	Home Depot, Inc.	8,517,340

	Internet & Direct Marketing Retail-6.5%
7,589	Amazon.com, Inc.(1)	20,936,685

	Movies & Entertainment-1.9%
55,000	Walt Disney Co.	6,133,050

TOTAL CONSUMER DISCRETIONARY		35,587,075

CONSUMER STAPLES-3.8%
	Distillers & Vintners-2.0%
36,000	Constellation Brands, Inc., Class A	6,298,200

	Packaged Foods & Meats-1.8%
110,000	Mondelez International, Inc., Class A	5,624,300

TOTAL CONSUMER STAPLES		11,922,500

FINANCIALS-8.8%
	Asset Management & Custody Banks-3.7%
21,665	BlackRock, Inc.	11,787,710

	Banks-1.3%
18,731	SVB Financial Group(1)	4,037,092

	Diversified Banks-1.8%
112,000	Citigroup, Inc.	5,723,200

	Investment Banking & Brokerage-2.0%
132,500	Morgan Stanley	6,399,750

TOTAL FINANCIALS		27,947,752

HEALTH CARE-20.9%
	Biotechnology-4.1%
49,827	AbbVie, Inc.	4,892,015
Shares/Principal Amount		Value
35,000	Amgen, Inc.	$8,255,100
		13,147,115
	Health Care Equipment-4.8%
80,000	Abbott Laboratories	7,314,400
6,648	Intuitive Surgical, Inc.(1)	3,788,230
33,988	Zimmer Biomet Holdings, Inc.	4,056,808
		15,159,438
	Life Sciences Tools & Services-3.8%
48,593	IQVIA Holdings, Inc.(1)	6,894,375
15,000	Thermo Fisher Scientific, Inc.	5,435,100
		12,329,475
	Managed Health Care-3.7%
40,000	UnitedHealth Group, Inc.	11,798,000

	Pharmaceuticals-4.5%
180,000	Elanco Animal Health, Inc.(1)	3,861,000
57,000	Merck & Co., Inc.	4,407,810
45,000	Zoetis, Inc.	6,166,800
		14,435,610
TOTAL HEALTH CARE		66,869,638

INDUSTRIALS-7.7%
	Aerospace & Defense-2.9%
102,668	Raytheon Technologies Corp.	6,326,402
6,737	TransDigm Group, Inc.	2,978,091
		9,304,493
	Engineering & Construction-1.2%
46,838	Jacobs Engineering Group, Inc.	3,971,862

	Industrial Conglomerates-2.4%
19,500	Roper Technologies, Inc.	7,571,070

	Industrial Machinery-1.2%
20,201	Parker-Hannifin Corp.	3,702,237

TOTAL INDUSTRIALS		24,549,662

INFORMATION TECHNOLOGY-36.3%
	Application Software-6.0%
18,528	Adobe, Inc.(1)	8,065,424
59,154	salesforce.com, Inc.(1)	11,081,319
		19,146,743
	Communications Equipment-4.3%
38,000	Apple, Inc.	13,862,400

	Data Processing & Outsourced Services-6.9%
66,504	Black Knight, Inc.(1)	4,825,530

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
29,834	Mastercard, Inc., Class A	$8,821,914
48,000	PayPal Holdings, Inc.(1)	8,363,040
		22,010,484
	Internet Software & Services-5.1%
6,000	Alphabet, Inc., Class A(1)	8,508,300
33,500	Facebook, Inc., Class A(1)	7,606,845
		16,115,145
	IT Consulting & Other Services-3.8%
30,000	Accenture PLC, Class A	6,441,600
75,000	Booz Allen Hamilton Holding Corp.	5,834,250
		12,275,850
	Semiconductors-3.7%
31,211	Broadcom, Inc.	9,850,504
99,073	ON Semiconductor Corp.(1)	1,963,627
		11,814,131
	Systems Software-6.5%
37,388	Microsoft Corp.	7,608,832
123,000	Oracle Corp.	6,798,210
15,700	ServiceNow, Inc.(1)	6,359,442
		20,766,484
TOTAL INFORMATION TECHNOLOGY		115,991,237

MATERIALS- 1.5%
	Specialty Chemicals-1.5%
45,000	PPG Industries, Inc.	4,772,700

TOTAL MATERIALS		4,772,700

REAL ESTATE-2.2%
	Specialized REITS-2.2%
41,926	Crown Castle International Corp.	7,016,316

TOTAL REAL ESTATE		7,016,316

TOTAL COMMON STOCKS
(Cost $155,863,684)		301,284,961

EXCHANGE TRADED FUNDS-4.9%
33,561	SPDR S&P 500 ETF Trust	10,348,870
125,000	SPDR S&P Homebuilders ETF	5,487,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $15,772,181)		15,836,370
Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-3.2%
Mutual Funds-3.2%
10,404,648	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	$10,404,648

TOTAL SHORT TERM INVESTMENTS
(Cost $10,404,648)	10,404,648

TOTAL INVESTMENTS-102.5%
(Cost $182,040,513)	327,525,979
OTHER ASSETS AND LIABILITIES-NET(2)-(2.5)%	(7,849,044)
NET ASSETS-100.0%	$319,676,935

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	7

Portfolio of Investments Summary Table

WesMark Balanced Fund	June 30, 2020 (Unaudited)

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	62.5%
EXCHANGE TRADED FUNDS (ETF)	0.7%
CORPORATE BONDS	15.2%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	7.7%
TAXABLE MUNICIPAL BONDS	3.3%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	3.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES	2.0%
U.S. GOVERNMENT AGENCY SECURITIES	1.9%
NON-TAXABLE MUNICIPAL BONDS	0.4%
FIXED INCOME PORTFOLIO SUB-TOTAL	33.6%
SHORT TERM INVESTMENTS(2)	2.4%
OTHER ASSETS AND LIABILITIES - NET(3)	0.8%
TOTAL NET ASSETS	100.0%

At June 30, 2020, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	15.4%
Information Technology	12.6%
Financials	7.7%
Consumer Staples	7.2%
Energy	4.5%
Real Estate	3.9%
Industrials	3.1%
Utilities	2.7%
Consumer Discretionary	2.5%
Materials	1.2%
Telecommunication Services	1.0%
Communication Services	0.7%
Exchange Traded Funds	0.7%
Equity Portfolio Sub-Total	63.2%
Corporate Bonds	15.2%
U.S. Government Agencies (Combined)	12.7%
Taxable Municipal Bonds	3.3%
Commercial Mortgage-Backed Securities	2.0%
Non-Taxable Municipal Bonds	0.4%
Fixed Income Portfolio Sub-Total	33.6%
Short Term Investments(2)	2.4%
Other Assets and Liabilities - Net(3)	0.8%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

8	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
COMMON STOCKS-62.5%
COMMUNICATION SERVICES-0.7%
	Cable & Satellite-0.7%
20,257	Comcast Corp., Class A	$789,618
TOTAL COMMUNICATION SERVICES		789,618

CONSUMER DISCRETIONARY-2.5%
	General Merchandise Stores-1.7%
15,000	Target Corp.	1,798,950

	Home Improvement Retail-0.8%
5,981	Lowe's Cos, Inc.	808,153

TOTAL CONSUMER DISCRETIONARY		2,607,103

CONSUMER STAPLES-7.2%
	Hypermarkets & Super Centers-0.9%
8,364	Walmart, Inc.	1,001,840

	Packaged Foods & Meats-3.5%
61,129	Conagra Brands, Inc.	2,149,907
25,000	General Mills, Inc.	1,541,250
		3,691,157
	Soft Drinks-2.8%
20,000	Coca-Cola Co.	893,600
16,000	PepsiCo, Inc.	2,116,160
		3,009,760
TOTAL CONSUMER STAPLES		7,702,757

ENERGY-4.5%
	Integrated Oil & Gas-2.3%
19,100	Chevron Corp.	1,704,293
19,120	TOTAL SA, Sponsored ADR	735,355
		2,439,648
	Oil & Gas Refining & Marketing-0.7%
13,000	Valero Energy Corp.	764,660

	Pipelines-1.5%
104,000	Kinder Morgan, Inc.	1,577,680

TOTAL ENERGY		4,781,988

FINANCIALS-7.7%
	Asset Management & Custody Banks-0.6%
9,850	State Street Corp.	625,968
Shares/Principal Amount		Value
	Consumer Finance-1.7%
35,000	Discover Financial Services	$1,753,150

	Diversified Banks-2.4%
13,409	JPMorgan Chase & Co.	1,261,251
34,000	US Bancorp	1,251,880
		2,513,131
	Investment Banking & Brokerage-0.7%
3,805	The Goldman Sachs Group, Inc.	751,944

	Regional Banks-2.3%
8,000	PNC Financial Services Group, Inc.	841,680
42,928	Truist Financial Corp.	1,611,946
		2,453,626
TOTAL FINANCIALS		8,097,819

HEALTH CARE-15.4%
	Biotechnology-6.2%
35,674	AbbVie, Inc.	3,502,473
9,500	Amgen, Inc.	2,240,670
11,000	Gilead Sciences, Inc.	846,340
		6,589,483
	Health Care Equipment-1.7%
20,000	Medtronic PLC	1,834,000

	Health Care Services-1.8%
30,000	CVS Health Corp.	1,949,100

	Pharmaceuticals-5.7%
10,266	Eli Lilly & Co.	1,685,472
29,717	Merck & Co., Inc.	2,298,016
60,000	Pfizer, Inc.	1,962,000
		5,945,488
TOTAL HEALTH CARE		16,318,071

INDUSTRIALS-3.1%
	Air Freight & Logistics-1.0%
9,508	United Parcel Service, Inc., Class B	1,057,099

	Electrical Components & Equipment-1.3%
22,000	Emerson Electric Co.	1,364,660

	Industrial Conglomerates-0.8%
5,095	3M Co.	794,769

TOTAL INDUSTRIALS		3,216,528

Semi-Annual Report | June 30, 2020	9

Portfolio of Investments

WesMark Balanced Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
INFORMATION TECHNOLOGY-12.6%
	Communications Equipment-7.9%
15,867	Apple, Inc.	$5,788,282
58,000	Cisco Systems, Inc.	2,705,120
		8,493,402
	Semiconductor Equipment-0.5%
8,701	Applied Materials, Inc.	525,975

	Semiconductors-4.2%
32,699	Intel Corp.	1,956,381
20,000	Texas Instruments, Inc.	2,539,400
		4,495,781
TOTAL INFORMATION TECHNOLOGY		13,515,158

MATERIALS-1.2%
	Commodity Chemicals-1.2%
32,469	Dow Chemical Co.	1,323,436

TOTAL MATERIALS		1,323,436

REAL ESTATE-3.9%
	Industrial REITS-1.1%
13,000	Prologis, Inc.	1,213,290

	Residential REITS-1.4%
24,400	Equity Residential	1,435,208

	Specialized REITS-1.4%
10,252	Digital Realty Trust, Inc. REIT	1,456,912

TOTAL REAL ESTATE		4,105,410

TELECOMMUNICATION SERVICES-1.0%
	Integrated Telecommunication Services-1.0%
20,000	Verizon Communications, Inc.	1,102,600
TOTAL TELECOMMUNICATION SERVICES		1,102,600

UTILITIES-2.7%
	Electric Utilities-1.7%
13,025	Duke Energy Corp.	1,040,567
30,000	PPL Corp.	775,200
		1,815,767
Shares/Principal Amount		Value
	Multi-Utilities-1.0%
13,250	Dominion Energy, Inc.	$1,075,635
TOTAL UTILITIES		2,891,402

TOTAL COMMON STOCKS
(Cost $50,481,674)		66,451,890

EXCHANGE TRADED FUNDS-0.7%
8,041	SPDR® S&P® Dividend ETF	733,339

TOTAL EXCHANGE TRADED FUNDS
(Cost $797,258)		733,339

CORPORATE BONDS-15.2%
	Banks-1.0%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,063,188

	Communications Equipment-0.9%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	1,007,288

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	499,437

	Industrial Gases-0.9%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	913,360

	Integrated Telecommunication Services-2.0%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,119,343
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,013,610
		2,132,953
	Internet Software & Services-1.9%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,010,568

10	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Investment Banking & Brokerage-0.9%
$1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.600%, 11/29/2023(1)	$1,019,500

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	522,962

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	504,878

	Pharmaceuticals-1.7%
220,000	McKesson Corp., 3.650%, 11/30/2020	222,846
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	554,456
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,056,257
		1,833,559
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	779,867

	Regional Banks-2.5%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	526,526
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,004,177
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,110,115
		2,640,818
	Software & Services-1.2%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	422,161
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	821,307
		1,243,468
TOTAL CORPORATE BONDS
(Cost $15,546,414)		16,171,846
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-3.1%
	Federal Home Loan Mortgage Corp.-0.5%
$487,585	Series 2015-4517, Class PC, 2.500%, 5/15/2044	$505,315

	Federal National Mortgage Association-1.0%
121,085	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	124,819
940,778	Series 2019-51, Class JD, 2.500%, 9/25/2049	977,818
		1,102,637

	Government National Mortgage Association-1.6%
1,614,087	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,698,166

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,156,349)		3,306,118

COMMERCIAL MORTGAGE-BACKED SECURITIES-2.0%
	Commercial Mortgage-Backed Securities-2.0%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,662,983
492,535	Series 2012-C3, Class A4, 3.091%, 9/10/2022	508,235
		2,171,218
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,033,591)		2,171,218

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-7.7%
	Federal Home Loan Mortgage Corp.-1.2%
180,248	Pool G18527, 3.000%, 10/1/2029	189,857
1,070,810	Pool 18707, 3.500%, 9/1/2033	1,125,675
		1,315,532
	Federal National Mortgage Association-5.5%
425,618	Pool AM3301, 2.350%, 5/1/2023	442,224
745,829	Pool BL5389, 2.710%, 5/1/2027	816,215
261,063	Pool MA1449, 3.000%, 5/1/2028	276,020
631,486	Pool AM6756, 3.570%, 10/1/2029	726,950
637,188	Pool MA3621, 3.500%, 3/1/2039	669,809

Semi-Annual Report | June 30, 2020	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
$1,034,547	Pool BN4896, 4.000%, 1/1/2049	$1,096,236
707,121	Pool MA3592, 4.000%, 2/1/2049	749,317
994,736	Pool BP4338, 1Y US TI + 1.942%, 3/1/2049(1)	1,031,653
		5,808,424
	Small Business Administration Pools-1.0%
579,979	PRIME - 2.500%, 1/25/2042(1)	578,902
498,247	PRIME - 2.600%, 7/25/2042(1)	495,794
		1,074,696
TOTAL U.S. GOVERNMENT AGENCY -MORTGAGE-BACKED SECURITIES
(Cost $7,912,756)		8,198,652

U.S. GOVERNMENT AGENCY SECURITIES-1.9%
	Federal Home Loan Banks-1.4%
1,000,000	2.790%, 2/26/2037	1,003,519
450,000	5.250%, 6/10/2022	493,512
		1,497,031
	Federal National Mortgage Association-0.5%
495,000	1.800%, 8/28/2024	495,744

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,951,806)		1,992,775

TAXABLE MUNICIPAL BONDS-3.3%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,264

	Ohio-1.0%
955,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	1,052,992

	Pennsylvania-1.0%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	504,115
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	539,505
		1,043,620
Shares/Principal Amount		Value
	Virginia-0.5%
$500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	$501,815

	West Virginia-0.6%
575,000	Marshall University, 3.177%, 5/1/2029	620,810

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,322,150)		3,490,501

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	465,548

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $457,590)		465,548

SHORT TERM INVESTMENTS-2.4%
	Mutual Funds-2.4%
2,499,410	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	2,499,410

TOTAL SHORT TERM INVESTMENTS
(Cost $2,499,410)		2,499,410

TOTAL INVESTMENTS-99.2%
(Cost $88,158,998)		105,481,297
OTHER ASSETS AND LIABILITIES-NET(2)-0.8%		862,471
NET ASSETS-100.0%		$106,343,768

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Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Balanced Fund

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of June 30, 2020 was 0.30%

1Y US TI - 1 Year US Treasury Bill as of June 30, 2020 was 0.16%

PRIME - US Prime Rate as of June 30, 2020 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	13

Portfolio of Investments Summary Table

WesMark Government Bond Fund	June 30, 2020 (Unaudited)

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	44.5%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	27.9%
TAXABLE MUNICIPAL BONDS	20.7%
NON-TAXABLE MUNICIPAL BONDS	0.5%
FIXED INCOME PORTFOLIO SUB-TOTAL	93.6%
SHORT TERM INVESTMENTS(2)	5.5%
OTHER ASSETS AND LIABILITIES - NET(3)	0.9%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

14	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-44.5%
	Agency Collat CMO-5.6%
$384,393	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	$382,992
979,857	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	970,647
1,274,246	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	1,276,576
2,025,930	Series 2012-273, Class 40, 4.000%, 8/15/2042	2,267,800
5,609,498	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	5,541,437
2,049,117	Series 2019-4894, Class DA, 3.500%, 9/15/2043	2,096,891
		12,536,343

	Agency Collat PAC CMO-4.5%
3,827,250	Series 2014-25, Class PA, 2.250%, 1/20/2044	3,999,273
3,643,790	Series 2019-99, Class GA, 3.500%, 7/20/2049	3,850,475
1,951,343	Series 2019-153, Class MP, 3.000%, 6/20/2049	2,087,626
		9,937,374

	Commercial MBS-2.0%
4,146,186	Series 2020-8, Class B, 2.600%, 1/16/2061	4,363,611

	Federal Home Loan Mortgage Corp.-8.2%
1,087,393	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,167,974
426,238	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	430,378
1,223,819	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,255,765
2,590,424	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	2,650,210
3,200,649	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	3,307,417
2,435,692	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	2,561,513
801,220	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	816,056
1,956,860	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	2,042,785
Shares/Principal Amount		Value
$1,930,372	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	$2,020,468
1,867,279	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	1,919,728
		18,172,294

	Federal National Mortgage Association-13.5%
523,582	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	581,759
821,701	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	884,366
1,458,004	Series 2003-W18, Class 2A, 4.084%, 6/25/2043, REMIC (1)	1,543,784
1,168,177	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,228,619
1,675,405	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,726,364
1,648,739	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,727,054
521,887	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	553,159
2,024,576	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	2,103,062
3,312,546	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	3,492,634
2,412,010	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	2,549,787
1,541,561	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	1,641,773
3,741,405	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	3,878,097
3,171,185	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	3,287,212
4,832,889	Series 2019-74, Class LB, 3.000%, 10/25/2049	4,983,517
		30,181,187

	Government National Mortgage Association-5.5%
3,070,760	Series 2005-26, Class ZA, 5.500%, 1/20/2035	3,480,143
440,849	Series 2012-50, Class ED, 2.250%, 8/20/2040	458,275
1,309,700	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,312,481
866,881	Series 2016-43, Class UC, 3.500%, 3/20/2046	875,230

Semi-Annual Report | June 30, 2020	15

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
$1,711,378	Series 2016-55, Class JA, 3.500%, 4/20/2046	$1,855,888
4,238,239	Series 2016-77, Class MB, 2.000%, 9/20/2045	4,341,796
		12,323,813

	Other ABS-5.2%
3,611,294	Series 2007-20F, Class 1, 5.710%, 6/1/2027	3,951,403
5,707,255	Series 2010-20C, Class 1, 4.190%, 3/1/2030	6,182,664
1,485,862	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,566,428
		11,700,495

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $96,081,344)		99,215,117

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-27.9%
	Federal Home Loan Mortgage Corp.-1.1%
553,342	Pool C91361, 4.000%, 3/1/2031	595,293
562,987	Pool T65458, 3.500%, 2/1/2048	583,485
1,211,776	Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	1,266,398
		2,445,176
	Federal National Mortgage Association-4.7%
2,095,010	Pool MA0641, 4.000%, 2/1/2031	2,256,592
902,995	Pool MA0695, 4.000%, 4/1/2031	972,627
577,061	Pool MA0756, 4.000%, 6/1/2031	621,691
1,522,546	Pool MA0818, 4.000%, 8/1/2031	1,639,463
2,185,714	Pool AL5169, 4.000%, 4/1/2034	2,356,187
1,665,531	Pool 995026, 6.000%, 9/1/2036	1,939,523
515,693	Pool AL6620, 4.500%, 8/1/2042	585,396
		10,371,479
	FGLMC Collateral-1.1%
2,422,851	Pool T62075, 3.000%, 9/1/2046	2,515,280

	FNMA Collateral-14.6%
877,312	Pool MA0988, 4.000%, 2/1/2042	917,352
2,849,753	Pool AL2984, 12M US L + 1.659%, 10/1/2042(1)	2,949,771
1,967,630	Pool MA1371, 3.000%, 3/1/2043	2,054,165
964,652	Pool MA1966, 4.500%, 6/1/2044	1,063,194
2,651,038	Pool MA2270, 3.000%, 5/1/2045	2,766,156
Shares/Principal Amount		Value
$8,747,659	Pool MA2711, 3.000%, 8/1/2046	$9,084,557
3,931,508	Pool BM3178, 12M US L + 1.604%, 12/1/2047(1)	4,111,912
1,187,358	Pool BK0870, 12M US L + 1.62%, 6/1/2048(1)	1,236,785
423,170	Pool BH0724, 12M US L + 1.672%, 1/1/2049(1)	439,947
4,766,135	Pool BO9776, 1Y US TI + 2.038%, 3/1/2049(1)	4,984,293
2,904,390	Pool CA3453, 12M US L + 1.62%, 4/1/2049(1)	3,005,171
		32,613,303
	GNMA2 Collateral-1.9%
1,252,435	Pool G24922, 4.000%, 1/20/2041	1,381,500
2,549,843	Pool MA5766, 5.500%, 2/20/2049	2,774,129
		4,155,629
	Government National Mortgage Association-2.5%
2,082,282	Pool A09704, 3.000%, 10/20/2036	2,231,986
2,457,430	Pool AY5131, 3.000%, 6/20/2037	2,634,083
336,470	Pool G24828, 4.500%, 10/20/2040	361,277
317,221	Pool 589693, 4.500%, 7/15/2029	352,012
		5,579,358
	UMBS Collateral-2.0%
1,554,985	Pool AE5463, 4.000%, 10/1/2040	1,706,936
2,604,587	Pool AX5302, 4.000%, 1/1/2042	2,859,309
		4,566,245
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $61,063,118)		62,246,470

TAXABLE MUNICIPAL BONDS-20.7%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	794,692
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,084,740
		1,879,432
	Arkansas-1.2%
500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	517,380
600,000	City of Springdale AR Sales & Use Tax Revenue, 2.450%, 11/1/2032	604,164
	University of Arkansas:
500,000	3.382%, 9/1/2037	516,850
1,000,000	3.301%, 11/1/2039	1,052,190
		2,690,584

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Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	California-3.2%
$1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	$2,046,813
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,837,694
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	737,015
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,266,970
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	829,074
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	514,070
		7,231,636
	Colorado-0.5%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	1,092,210

	Florida-0.9%
1,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	1,049,080
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	890,599
		1,939,679
	Georgia-0.4%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	877,563

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,059,350

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,106,240
Shares/Principal Amount		Value
	Louisiana-0.5%
	City of New Orleans, Louisiana, Public Improvement Bonds:
$515,000	Series A, 5.350%, 12/1/2027	$578,067
500,000	Series A, 5.750%, 12/1/2033	561,565
		1,139,632
	Maryland-0.7%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	500,577
1,000,000	Maryland Community Development Administration, 2.931%, 9/1/2034	1,042,690
		1,543,267
	Massachusetts-0.4%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	919,624

	Michigan-0.3%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	640,683

	Minnesota-0.0%(2)
5,000	Minnesota Housing Finance Agency, 2.941%, 1/1/2035	5,156

	New York-1.5%
700,000	City of New York NY, 5.985%, 12/1/2036	993,048
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	570,195
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	1,133,310
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	584,234
		3,280,787
	Ohio-2.6%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,134,410
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,012,660

Semi-Annual Report | June 30, 2020	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
$1,005,000	Johnstown-Monroe Local School District, 2.840%, 12/1/2039	$1,032,487
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,155,810
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	611,290
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	918,120
		5,864,777
	Oregon-0.4%
700,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.701%, 10/1/2030	918,092

	Pennsylvania-1.7%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,377,803
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,458,260
		3,836,063
	South Carolina-0.5%
50,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	53,718
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,031,170
		1,084,888
	Texas-1.3%
500,000	City of El Paso, Texas, General Obligation Bonds, 4.944%, 8/15/2033	554,700
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	587,800
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,117,545
500,000	Texas A&M University, 4.077%, 5/15/2039	572,885
		2,832,930
Shares/Principal Amount		Value
	Utah-0.9%
$1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	$1,988,539

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,439,835

	West Virginia-1.3%
	Marshall University:
690,000	3.627%, 5/1/2034	747,153
2,000,000	3.677%, 5/1/2035	2,160,480
		2,907,633
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $43,315,027)		46,278,600

NON-TAXABLE MUNICIPAL BONDS-0.5%
	West Virginia-0.5%
1,000,000	Putnam Public Service District, 4.000%, 12/1/2039	1,125,270

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,049,025)		1,125,270

SHORT TERM INVESTMENTS-5.5%
	Mutual Funds-5.5%
12,331,548	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	12,331,548

TOTAL SHORT TERM INVESTMENTS
(Cost $12,331,548)		12,331,548

TOTAL INVESTMENTS-99.1%
(Cost $213,840,062)		221,197,005
OTHER ASSETS AND LIABILITIES-NET(3)-0.9%		1,919,657
NET ASSETS-100.0%		$223,116,662

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Government Bond Fund

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of June 30, 2020 was 0.16%

12M US L - 12 Month LIBOR as of June 30, 2020 was 0.55%

1Y US TI - 1 Year US Treasury Bill as of June 30, 2020 was 0.16%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Amount represents less than 0.05% of net assets.

(3)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	19

Portfolio of Investments Summary Table

WesMark West Virginia Municipal Bond Fund	June 30, 2020 (Unaudited)

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
NON-TAXABLE MUNICIPAL BONDS	97.2%
SHORT TERM INVESTMENTS(2)	2.5%
OTHER ASSETS AND LIABILITIES - NET(3)	0.3%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.4%
1-3 Years	8.1%
3-5 Years	12.5%
5-10 Years	45.1%
10 Years or Greater	31.1%
Short Term Investments(2)	2.5%
Other Assets and Liabilities - Net (3)	0.3%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
AAA	10.8%
AA	36.2%
A	18.1%
Not rated by S&P	32.1%
Short Term Investments(2)	2.5%
Other Assets and Liabilities - Net (3)	0.3%
TOTAL PORTFOLIO VALUE	100.0%

Moody's Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
Aaa	4.2%
Aa	20.1%
A	31.0%
B	0.6%
Not rated by Moody's	41.3%
Short Term Investments(2)	2.5%
Other Assets and Liabilities - Net (3)	0.3%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

20	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-97.2%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,294,876

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,699,683

	West Virginia-94.6%
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,657,410
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	306,537
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	104,568
100,000	Series B, 2.800%, 12/1/2024	104,631
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	394,435
450,000	Series C, 3.400%, 12/1/2034	482,454
345,000	Series D, 3.000%, 12/1/2024	370,737
585,000	Series D, 3.000%, 12/1/2025	633,777
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	411,954
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	335,739
950,000	5.000%, 6/1/2028	1,158,003
655,000	5.000%, 6/1/2029	797,580
620,000	Series A, 5.300%, 3/1/2029	622,437
285,000	Series C, 3.500%, 10/1/2025	285,544
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,234,740
1,100,000	3.000%, 6/1/2026	1,211,430
965,000	3.000%, 6/1/2027	1,058,614
100,000	3.000%, 6/1/2030	108,725
Shares/Principal Amount		Value
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$195,000	3.600%, 6/1/2024	$200,522
205,000	3.750%, 6/1/2025	210,886
215,000	3.850%, 6/1/2026	221,080
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	263,479
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	614,153
400,000	City of Charles Town WV Waterworks & Sewerage System Revenue, 2.250%, 6/1/2035	398,116
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	203,496
190,000	Series A, 3.000%, 3/1/2026	211,128
620,000	Series A, 4.000%, 3/1/2029	722,480
405,000	Series A, 3.500%, 12/1/2030	417,794
260,000	Series B, 3.000%, 10/1/2028	266,643
310,000	Series B, 4.000%, 6/1/2031	350,895
135,000	Series E, 3.000%, 6/1/2023	135,155
135,000	Series E, 3.300%, 6/1/2025	135,165
125,000	Series E, 3.400%, 6/1/2026	125,144
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	354,938
275,000	4.000%, 7/1/2032	311,344
180,000	City of Clarksburg, West Virginia, Water Revenue Bonds, Series E, 3.000%, 6/1/2022	182,371
	City of Fairmont, West Virginia Water Revenue Bonds:
500,000	4.000%, 7/1/2024	501,530
605,000	3.000%, 7/1/2025	606,010
575,000	3.100%, 7/1/2026	575,926
1,000,000	3.150%, 7/1/2027	1,001,570
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	323,298
300,000	3.000%, 11/1/2028	320,625

Semi-Annual Report | June 30, 2020	21

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
$60,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	$60,124
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,538
490,000	Series A, 3.500%, 9/1/2027	491,166
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	231,805
600,000	Series B, 4.000%, 12/1/2027	620,046
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	543,895
535,000	Series A, 3.000%, 6/1/2029	563,467
555,000	Series A, 3.000%, 6/1/2030	582,412
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	113,216
225,000	Series C, 3.400%, 11/1/2031	231,620
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	389,538
	Fairmont State University, West Virginia, Revenue Bonds:
765,000	Series A, 5.000%, 6/1/2024	852,799
1,400,000	Series B, 3.000%, 6/1/2024	1,417,192
1,000,000	Series B, 3.100%, 6/1/2025	1,012,310
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	545,692
500,000	2.000%, 10/1/2031	500,185
640,000	2.250%, 10/1/2032	640,461
565,000	2.500%, 10/1/2033	565,638
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	361,283
380,000	Series A, 3.000%, 1/1/2031	384,549
1,660,000	Series A, 4.250%, 1/1/2035	1,763,003
2,265,000	Hancock, WV, 5/1/2036	2,298,295
Shares/Principal Amount		Value
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
$300,000	Series A, 4.000%, 2/1/2022	$306,114
250,000	Series A, 4.000%, 2/1/2023	254,760
450,000	Series A, 3.000%, 2/1/2025	456,345
750,000	Series A, 3.125%, 2/1/2026	760,620
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,596,709
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	212,536
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,120,310
1,000,000	Series A, 4.000%, 12/1/2029	1,171,190
1,210,000	Series A, 4.000%, 12/1/2030	1,387,253
1,000,000	Series A, 4.000%, 12/1/2031	1,138,720
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,305,670
635,000	3.000%, 6/1/2034	697,459
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,829,821
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	616,170
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,577,292
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	272,664
1,180,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,260,759
500,000	State of West Virginia, 5.000%, 6/1/2033	641,730
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	694,504
1,220,000	3.000%, 6/1/2023	1,312,159
795,000	3.000%, 6/1/2026	859,109

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Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
$2,055,000	Series A, 5.375%, 7/1/2021	$2,087,983
1,710,000	Series C, 5.375%, 7/1/2021	1,737,445
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	633,305
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	736,658
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,801,853
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	520,725
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,353,958
755,000	Series B, 3.500%, 11/1/2026	798,798
860,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project), 4.750%, 6/1/2022	862,881
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,655,660
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,656,409
315,000	Series A, 3.375%, 6/1/2029	345,731
365,000	Series B, 3.375%, 10/1/2023	377,636
390,000	Series B, 3.500%, 10/1/2024	403,529
415,000	Series B, 3.625%, 10/1/2025	429,388
435,000	Series B, 3.750%, 10/1/2026	450,177
545,000	Series C, 3.000%, 6/1/2023	583,047
310,000	Series C, 3.500%, 6/1/2030	340,842
Shares/Principal Amount		Value
$515,000	Series D, 5.000%, 6/1/2025	$620,534
600,000	Series D, 3.250%, 6/1/2028	659,010
330,000	Series D, 3.375%, 6/1/2029	362,195
355,000	Series D, 3.500%, 6/1/2030	390,319
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,256,240
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,068,111
360,000	Series B, 3.200%, 4/1/2024	372,938
375,000	Series B, 3.375%, 4/1/2025	388,995
385,000	Series B, 3.500%, 4/1/2026	399,053
400,000	Series B, 3.600%, 4/1/2027	414,640
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,123,610
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	645,126
	West Virginia Housing Development Fund:
1,500,000	3.700%, 11/1/2032	1,660,380
500,000	3.375%, 11/1/2034	547,610
200,000	2.250%, 11/1/2035	201,098
25,000	West Virginia Housing Development Fund Revenue Bonds, Series A, 3.800%, 11/1/2024	25,220
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	523,655
700,000	Series A, 3.125%, 7/1/2026	733,194
370,000	Series B, 4.000%, 7/1/2023	371,084
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	589,210
515,000	Series A, 5.000%, 7/1/2026	583,464
535,000	Series A, 5.000%, 7/1/2027	605,609
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	335,712

Semi-Annual Report | June 30, 2020	23

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2020 (Unaudited)

Shares/Principal Amount		Value
$500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	$553,770
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	548,175
565,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	585,888
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	551,815
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	332,963
340,000	Series A, 2.550%, 10/1/2021	328,053
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,333,517
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,170,640
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	552,235
345,000	Series B, 5.000%, 10/1/2025	365,214
750,000	Series B, 4.125%, 10/1/2031	785,782
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	616,760
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,236,426
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	475,377
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	270,130
Shares/Principal Amount		Value
$1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	$1,503,071
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	648,881
600,000	Series A-II, 3.250%, 11/1/2025	645,438
550,000	Series A-II, 5.000%, 11/1/2025	671,753
650,000	Series A-II, 5.000%, 11/1/2026	814,723
800,000	Series A-II, 3.000%, 11/1/2027	898,648
300,000	Series A-II, 3.125%, 11/1/2028	336,276
725,000	Series B-II, 4.000%, 11/1/2025	781,166
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	314,893
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	639,995
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,127,720
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	829,969
		110,396,501
TOTAL NON -TAXABLE MUNICIPAL BONDS
(Cost $107,431,645)		113,391,060

SHORT TERM INVESTMENTS-2.5%
	Mutual Funds-2.5%
2,934,686	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	2,934,686

TOTAL SHORT TERM INVESTMENTS
(Cost $2,934,686)		2,934,686

TOTAL INVESTMENTS-99.7%
(Cost $110,366,331)		116,325,746
OTHER ASSETS AND LIABILITIES-NET(1)-0.3%		359,862
NET ASSETS-100.0%		$116,685,608

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Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark West Virginia Municipal Bond Fund

(1)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	25

Portfolio of Investments Summary Table

WesMark Tactical Opportunity Fund	June 30, 2020 (Unaudited)

At June 30, 2020, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	90.5%
SHORT TERM INVESTMENTS(2)	8.5%
PURCHASED PUT OPTIONS	0.1%
OTHER ASSETS AND LIABILITIES - NET(3)	0.9%
TOTAL NET ASSETS	100.0%

At June 30, 2020, the Fund's Category composition(4) was as follows:

Category Composition	Percentage of Total Net Assets
U.S. Broad Diversified Equity	24.9%
Broad Domestic Fixed Income	20.5%
U.S. Sector Focused Equity	13.7%
U.S. Value Company Focused Equity	12.4%
International (ex. U.S.) Equity	12.1%
U.S. Small and Mid Cap Equity	3.6%
Commodities	3.3%
ETF Portfolio Sub-Total	90.5%
Short Term Investments(2)	8.5%
Purchased Put Options	0.1%
Other Assets and Liabilities - Net(3)	0.9%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, including written options, less liabilities.
(4)	Securities are assigned to a category classification by the Fund's advisor.

26	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2020 (Unaudited)	WesMark Tactical Opportunity Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-90.5%
BROAD DOMESTIC FIXED INCOME-20.5%
34,343	iShares® 1-3 Year Treasury Bond ETF	$2,974,447
24,107	iShares® iBoxx High Yield Corporate Bond ETF	1,967,613
52,333	SPDR® Bloomberg Barclays Convertible Securities ETF	3,166,147

TOTAL BROAD DOMESTIC FIXED INCOME		8,108,207

COMMODITIES-3.3%
26,511	iShares® Silver Trust(1)	450,952
5,237	SPDR® Gold Shares(1)	876,517

TOTAL COMMODITIES		1,327,469

INTERNATIONAL (EX. U.S.) EQUITY-12.1%
24,519	iShares® Edge MSCI USA Quality Factor ETF	2,351,862
10,404	iShares® MSCI EAFE ETF	633,292
11,594	iShares® MSCI Emerging Markets ETF	463,644
27,665	Vanguard® Total International Stock ETF	1,360,288

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,809,086

U.S. BROAD DIVERSIFIED EQUITY-24.9%
18,554	SPDR® S&P 500® ETF Trust	5,721,312
26,406	Vanguard® Total Stock Market ETF(2)	4,133,331

TOTAL U.S. BROAD DIVERSIFIED EQUITY		9,854,643

U.S. SECTOR FOCUSED EQUITY-13.7%
32,650	Energy Select Sector SPDR® Fund	1,235,803
7,779	Financial Select Sector SPDR® Fund	180,006
8,117	Health Care Select Sector SPDR® Fund	812,268
16,229	Industrial Select Sector SPDR® Fund	1,114,932
8,677	iShares® Nasdaq Biotechnology ETF	1,186,059
8,556	Technology Select Sector SPDR® Fund	894,016

TOTAL U.S. SECTOR FOCUSED EQUITY		5,423,084

U.S. SMALL AND MID CAP EQUITY-3.6%
10,071	iShares® Russell 2000® ETF	1,441,966
Shares/Principal Amount		Value
TOTAL U.S. SMALL AND MID CAP EQUITY		$1,441,966

U.S. VALUE COMPANY FOCUSED EQUITY-12.4%
67,053	Vanguard® Mega Cap Value ETF	4,909,621

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		4,909,621

TOTAL EXCHANGE TRADED FUNDS
(Cost $34,273,375)		35,874,076

PURCHASED PUT OPTIONS-0.1%
62	iShares iBoxx High Yield Corporate Bond ETF, Expires 7/17/2020, Exercise Price $75.00, Notional Value $506,044	1,054
75	SPDR S&P 500 ETF Trust, Expires 11/20/2020, Exercise Price $260.00, Notional Value $2,312,700	59,400

TOTAL PURCHASED PUT OPTIONS
(Cost $135,054)		60,454

SHORT TERM INVESTMENTS-8.5%
	Mutual Funds-8.5%
3,360,857	Federated Hermes Government Obligations Fund 7-Day Yield 0.110% (at net asset value)	3,360,857

TOTAL SHORT TERM INVESTMENTS
(Cost $3,360,857)		3,360,857

TOTAL INVESTMENTS-99.1%
(Cost $37,769,286)		39,295,387
OTHER ASSETS AND LIABILITIES-NET(3)-0.9%		351,758
NET ASSETS-100.0%		$39,647,145

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2020. Total value of collateral as of June 30, 2020 was $4,133,331.
(3)	Assets, including written options, less liabilities.

Semi-Annual Report | June 30, 2020	27

Portfolio of Investments

WesMark Tactical Opportunity Fund	June 30, 2020 (Unaudited)

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2020.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Vanguard® Total Stock Market ETF	$158.00	08/21/2020	50	$(24,460)	$782,650	$(26,250)
				$(24,460)	$782,650	$(26,250)

28	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$98,486,806	$327,525,979	$105,481,297	$221,197,005	$116,325,746	$39,295,387
Cash	7,083	224,997	56,949	–	–	48,651

RECEIVABLE FOR:
Dividends and interest	42,516	158,805	296,274	904,092	898,537	25,604
Investments sold	378,113	–	3,826	142,455	–	472,465
Fund shares sold	1,631,144	629,461	1,248,935	2,699,798	87,832	344,137
Prepaid expenses	5,768	17,561	9,820	14,354	7,452	8,547
Total Assets	100,551,430	328,556,803	107,097,101	224,957,704	117,319,567	40,194,791

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $–, $–, $– and $24,460)	–	–	–	–	–	26,250
Investments purchased	1,962,995	4,262,626	–	1,036,085	397,484	406,756
Fund shares redeemed	1,191,406	4,495,992	693,140	336,797	2,030	83,222
Income distribution payable	–	–	–	369,657	169,327	–
Investment advisory fees	33	58	17	1	–	8
Fund Accounting and Administration fees	11,839	20,580	14,982	31,584	25,393	7,708
Audit, Tax, and Legal expenses	11,145	11,145	11,145	11,145	9,801	11,145
Shareholder services fee (Note 5)	20,753	74,030	23,848	47,924	24,415	7,573
Transfer agency expenses	7,038	12,302	8,646	7,134	4,288	4,171
Registration expenses	98	–	430	–	271	–
Printing and Postage expenses	771	799	621	603	756	13
Trustees' fees and expenses	975	1,768	150	112	165	85
Other accrued liabilities and expenses	–	568	354	–	29	715
Total Liabilities	3,207,053	8,879,868	753,333	1,841,042	633,959	547,646
Net Assets	$97,344,377	$319,676,935	$106,343,768	$223,116,662	$116,685,608	$39,647,145

Semi-Annual Report | June 30, 2020	29

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
NET ASSETS CONSIST OF :

Paid-in capital	$59,802,634	$156,982,929	$86,208,958	$217,681,999	$110,692,052	$39,286,547
Total distributable earnings	$37,541,743	$162,694,006	$20,134,810	$5,434,663	$5,993,556	$360,598
Net Assets	$97,344,377	$319,676,935	$106,343,768	$223,116,662	$116,685,608	$39,647,145

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,486,932	15,802,390	8,605,748	21,973,312	10,803,156	3,811,593
Net asset value, offering price & redemption price per share	$13.00	$20.23	$12.36	$10.15	$10.80	$10.40
Investments, at identified cost	$66,693,776	$182,040,513	$88,158,998	$213,840,062	$110,366,331	$37,769,286

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$297,474	$2,024,853	$1,122,329	$–	$–	$331,267
Interest	8,672	28,694	557,805	3,412,548	1,740,549	10,774
Total Investment Income	306,146	2,053,547	1,680,134	3,412,548	1,740,549	342,041
EXPENSES:
Investment adviser fee (Note 5)	330,452	1,149,953	391,838	682,378	349,765	144,474
Fund Accounting and Administration fees (Note 5)	53,902	109,284	62,765	109,688	75,709	40,291
Custodian fees (Note 5)	8,846	19,753	9,009	15,473	8,979	6,394
Transfer agency expenses (Note 5)	16,363	27,510	19,908	16,708	11,623	9,921
Trustees' fees and expenses (Note 8)	14,193	27,192	14,393	21,702	15,182	10,594
Audit and tax expenses	9,412	9,412	9,412	9,412	9,412	9,412
Legal expenses	7,478	7,478	7,478	7,478	12,634	7,478
Shareholder services fee (Note 5)	110,151	383,318	130,612	284,324	145,736	48,158
Registration expenses	6,373	7,600	7,671	6,802	3,234	6,710
Printing and Postage expenses	3,155	3,145	2,983	2,998	3,123	2,984
Insurance premiums	2,006	7,407	2,555	5,627	2,872	961
Miscellaneous	1,858	6,426	2,162	4,630	2,308	746
Net Expenses	564,189	1,758,478	660,786	1,167,220	640,577	288,123
Net Investment Income (Loss)	(258,043)	295,069	1,019,348	2,245,328	1,099,972	53,918
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	6,109,123	9,828,532	638,356	363,388	36,068	(1,625,206)
Net realized gain on written options	–	254,149	–	–	–	51,227
Net change in unrealized appreciation (depreciation) of investments	(3,754,497)	(6,136,492)	(8,555,469)	4,957,287	1,382,841	(1,474,899)
Net change in unrealized appreciation (depreciation) of written options	–	–	–	–	–	17,938
Net realized and unrealized gain (loss) on investments	2,354,626	3,946,189	(7,917,113)	5,320,675	1,418,909	(3,030,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,096,583	$4,241,258	$(6,897,765)	$7,566,003	$2,518,881	$(2,977,022)
*Foreign tax withholding	$–	$15,402	$22,802	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	31

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(258,043)	$(424,787)	$295,069	$730,026
Net realized gain	6,109,123	593,770	10,082,681	30,181,442
Net change in unrealized appreciation (depreciation)	(3,754,497)	16,420,259	(6,136,492)	43,642,114
Net increase in net assets resulting from operations	2,096,583	16,589,242	4,241,258	74,553,582

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	–	–	(148,756)	(20,916,409)
Decrease in net assets from distributions to shareholders	–	–	(148,756)	(20,916,409)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	6,043,847	7,620,181	8,157,839	16,588,098
Shares issued in reinvestment of distributions	–	–	47,975	6,721,678
Cost of shares redeemed	(6,980,772)	(9,463,409)	(23,859,441)	(33,149,673)
Net decrease resulting from beneficial interest transactions	(936,925)	(1,843,228)	(15,653,627)	(9,839,897)
Net Increase (Decrease) in Net Assets	1,159,658	14,746,014	(11,561,125)	43,797,276

NET ASSETS:
Beginning of Period	96,184,719	81,438,705	331,238,060	287,440,784
End of Period	$97,344,377	$96,184,719	$319,676,935	$331,238,060

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,019,348	$1,902,748	$2,245,328	$3,998,123
Net realized gain (loss)	638,356	6,748,672	363,388	(25,426)
Net change in unrealized appreciation (depreciation)	(8,555,469)	11,395,256	4,957,287	6,761,644
Net increase (decrease) in net assets resulting from operations	(6,897,765)	20,046,676	7,566,003	10,734,341

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(1,043,367)	(6,808,378)	(2,339,513)	(4,878,235)
Decrease in net assets from distributions to shareholders	(1,043,367)	(6,808,378)	(2,339,513)	(4,878,235)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,145,672	12,122,170	8,400,797	21,879,733
Shares issued in reinvestment of distributions	167,725	1,112,346	280,067	606,438
Cost of shares redeemed	(5,199,203)	(16,194,859)	(22,749,436)	(26,633,730)
Net increase (decrease) resulting from beneficial interest transactions	2,114,194	(2,960,343)	(14,068,572)	(4,147,559)
Net Increase (Decrease) in Net Assets	(5,826,938)	10,277,955	(8,842,082)	1,708,547

NET ASSETS:
Beginning of Period	112,170,706	101,892,751	231,958,744	230,250,197
End of Period	$106,343,768	$112,170,706	$223,116,662	$231,958,744

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	33

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,099,972	$2,271,580	$53,918	$356,537
Net realized gain (loss)	36,068	85,088	(1,573,979)	1,677,337
Net change in unrealized appreciation (depreciation)	1,382,841	3,066,050	(1,456,961)	3,944,851
Net increase (decrease) in net assets resulting from operations	2,518,881	5,422,718	(2,977,022)	5,978,725

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(1,100,569)	(2,309,172)	–	(1,518,543)
Decrease in net assets from distributions to shareholders	(1,100,569)	(2,309,172)	–	(1,518,543)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	1,720,893	6,440,753	2,386,980	4,871,162
Shares issued in reinvestment of distributions	158,979	341,228	–	46,292
Cost of shares redeemed	(4,480,430)	(6,372,471)	(1,215,287)	(3,659,589)
Net increase (decrease) resulting from beneficial interest transactions	(2,600,558)	409,510	1,171,693	1,257,865
Net Increase (Decrease) in Net Assets	(1,182,246)	3,523,056	(1,805,329)	5,718,047

NET ASSETS:
Beginning of Period	117,867,854	114,344,798	41,452,474	35,734,427
End of Period	$116,685,608	$117,867,854	$39,647,145	$41,452,474

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$12.79		$10.63	$13.90	$13.32	$12.58	$13.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.05)	(0.05)	(0.04)	0.03	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.24		2.21	(1.89)	1.81	1.41	(0.32)
Total from Investment Operations	0.21		2.16	(1.94)	1.77	1.44	(0.38)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		–	–	–	(0.04)	–
From Net Realized Gain on Investments	–		–	(1.33)	(1.19)	(0.66)	(0.83)
Total Distributions	–		–	(1.33)	(1.19)	(0.70)	(0.83)
Net Asset Value, End of Period	$13.00		$12.79	$10.63	$13.90	$13.32	$12.58

Total Return	1.64	%(1)	20.32%	(13.72)%	13.19%	11.42%	(2.87)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.28	%(2)	1.26%	1.25%	1.24%	1.23%	1.22%
Net Investment Income/(Loss)	(0.59	)%(2)	(0.46)%	(0.43)%	(0.33)%	0.26%	(0.47)%
Net Assets Value End of Period (000 omitted)	$97,344		$96,185	$81,439	$101,061	$96,736	$92,255
Portfolio Turnover Rate	35	%(3)	50%	88%	49%	41%	45%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements

Semi-Annual Report | June 30, 2020	35

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$19.95		$16.80	$20.00	$17.37	$18.10	$19.12
Income (Loss) from Investment Operations:
Net Investment Income	0.03		0.04	0.04	0.03	0.07	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.26		4.40	(1.32)	4.19	0.03	(0.45)
Total from Investment Operations	0.29		4.44	(1.28)	4.22	0.10	(0.36)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.01)		(0.04)	(0.04)	(0.03)	(0.07)	(0.09)
From Net Realized Gain on Investments	–		(1.25)	(1.88)	(1.56)	(0.76)	(0.57)
Total Distributions	(0.01)		(1.29)	(1.92)	(1.59)	(0.83)	(0.66)
Net Asset Value, End of Period	$20.23		$19.95	$16.80	$20.00	$17.37	$18.10

Total Return	1.46	%(1)	26.53%	(6.19)%	24.22%	0.51%	(1.94)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.15	%(2)	1.14%	1.13%	1.13%	1.15%	1.14%
Net Investment Income	0.19	%(2)	0.23%	0.19%	0.13%	0.40%	0.43%
Net Assets Value End of Period (000 omitted)	$319,677		$331,238	$287,441	$347,982	$314,067	$333,729
Portfolio Turnover Rate	15	%(3)	55%	37%	37%	61%	21%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.31		$11.77	$13.05	$12.30	$11.65	$12.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.12		0.23	0.23	0.22	0.20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)		2.14	(0.82)	1.09	0.92	(0.43)
Total from Investment Operations	(0.83)		2.37	(0.59)	1.31	1.12	(0.24)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.12)		(0.23)	(0.23)	(0.21)	(0.21)	(0.20)
From Net Realized Gain on Investments	–		(0.60)	(0.46)	(0.35)	(0.26)	(0.58)
Total Distributions	(0.12)		(0.83)	(0.69)	(0.56)	(0.47)	(0.78)
Net Asset Value, End of Period	$12.36		$13.31	$11.77	$13.05	$12.30	$11.65

Total Return	(6.21	)%(1)	20.30%	(4.58)%	10.77%	9.68%	(1.94)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.26	%(2)	1.25%	1.24%	1.23%	1.23%	1.22%
Net Investment Income	1.95	%(2)	1.74%	1.69%	1.71%	1.69%	1.57%
Net Assets Value End of Period (000 omitted)	$106,344		$112,171	$101,893	$116,398	$106,577	$101,049
Portfolio Turnover Rate	13	%(3)	31%	35%	23%	49%	30%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	37

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.93		$9.68	$9.77	$9.84	$9.94	$10.03
Income (Loss) from Investment Operations:
Net Investment Income	0.11		0.19	0.17	0.21	0.14	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.21		0.27	(0.06)	(0.09)	(0.06)	(0.06)
Total from Investment Operations	0.32		0.46	0.11	0.12	0.08	0.08

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.21)	(0.20)	(0.19)	(0.17)	(0.17)
From Net Realized Gain on Investments	–		–	–	–	(0.01)	–
Total Distributions	(0.10)		(0.21)	(0.20)	(0.19)	(0.18)	(0.17)
Net Asset Value, End of Period	$10.15		$9.93	$9.68	$9.77	$9.84	$9.94

Total Return	3.26	%(1)	4.75%	1.15%	1.20%	0.79%	0.81%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.03	%(2)	1.01%	1.01%	1.00%	1.01%	1.00%
Net Investment Income	1.97	%(2)	1.72%	1.81%	2.19%	1.41%	1.51%
Net Assets Value End of Period (000 omitted)	$223,117		$231,959	$230,250	$249,951	$248,517	$258,097
Portfolio Turnover Rate	23	%(3)	37%	17%	26%	33%	13%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.67		$10.38	$10.54	$10.36	$10.57		$10.59
Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.20	0.21	0.21	0.21		0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.30	(0.16)	0.19	(0.20)		(0.01)
Total from Investment Operations	0.23		0.50	0.05	0.40	0.01		0.22

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.21)	(0.21)	(0.21)	(0.21)		(0.23)
From Net Realized Gain on Investments	–		0.00 (1)	–	(0.01)	(0.01)		(0.01)
Total Distributions	(0.10)		(0.21)	(0.21)	(0.22)	(0.22)		(0.24)
Net Asset Value, End of Period	$10.80		$10.67	$10.38	$10.54	$10.36		$10.57

Total Return	2.17	%(2)	4.83%	0.47%	3.90%	0.06%		2.14%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.10	%(3)	1.08%	1.09%	1.08%	1.05%		0.96%
Net Investment Income	1.89	%(3)	1.94%	2.00%	2.01%	2.01%		2.19%
Expense Waiver/Reimbursement(4)	–		–	–	–	0.02	%(5)	0.10%
Net Assets Value End of Period (000 omitted)	$116,686		$117,868	$114,345	$116,039	$118,168		$118,456
Portfolio Turnover Rate	2	%(6)	9%	10%	7%	17%		15%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(5)	As of February 29, 2016, the waiver was voluntarily terminated by the Adviser.
(6)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2020	39

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period	$11.25		$10.01	$10.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income	0.01		0.10	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		1.56	(0.60)	0.80
Total from Investment Operations	(0.85)		1.66	(0.55)	0.84

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		(0.11)	(0.04)	(0.05)
From Net Realized Gain on Investments	–		(0.31)	(0.02)	(0.17)
Total Distributions	–		(0.42)	(0.06)	(0.22)
Net Asset Value, End of Period	$10.40		$11.25	$10.01	$10.62

Total Return	(7.56	)%(2)	16.61%	(5.20)%	8.33	%(2)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(3)	1.50	%(4)	1.46%	1.56%	1.75	%(4)
Net Investment Income(3)(5)	0.28	%(4)	0.91%	0.55%	0.50	%(4)
Expense Waiver/Reimbursement(6)	–		–	–	0.23	%(4)
Net Assets Value End of Period (000 omitted)	$39,647		$41,452	$35,734	$28,023
Portfolio Turnover Rate	104	%(7)	152%	145%	88%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.
(2)	Total return not annualized for periods less than one full year.
(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(4)	Ratios for periods of less than a year are annualized.
(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(7)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

40	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Semi-Annual Report | June 30, 2020	41

Notes to Financial Statements

June 30, 2020 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

42	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$94,339,416	$–	$–	$94,339,416
Exchange Traded Funds	1,386,526	–	–	1,386,526
Short Term Investments	2,760,864	–	–	2,760,864
Total	$98,486,806	$–	$–	$98,486,806

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$301,284,961	$–	$–	$301,284,961
Exchange Traded Funds	15,836,370	–	–	15,836,370
Short Term Investments	10,404,648	–	–	10,404,648
Total	$327,525,979	$–	$–	$327,525,979

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$66,451,890	$–	$–	$66,451,890
Exchange Traded Funds	733,339	–	–	733,339
Corporate Bonds	–	16,171,846	–	16,171,846
U.S. Government Agency - Collateralized Mortgage Obligations	–	3,306,118	–	3,306,118
Commercial Mortgage-Backed Securities	–	2,171,218	–	2,171,218
U.S. Government Agency - Mortgage-Backed Securities	–	8,198,652	–	8,198,652
U.S. Government Agency Securities	–	1,992,775	–	1,992,775
Taxable Municipal Bonds	–	3,490,501	–	3,490,501
Non-Taxable Municipal Bonds	–	465,548	–	465,548
Short Term Investments	2,499,410	–	–	2,499,410
Total	$69,684,639	$35,796,658	$–	$105,481,297

Semi-Annual Report | June 30, 2020	43

Notes to Financial Statements

June 30, 2020 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$99,215,117	$–	$99,215,117
U.S. Government Agency - Mortgage Backed Securities	–	62,246,470	–	62,246,470
Short Term Investments	12,331,548	–	–	12,331,548
Non-Taxable Municipal Bonds	–	1,125,270	–	1,125,270
Taxable Municipal Bonds	–	46,278,600	–	46,278,600
Total	$12,331,548	$208,865,457	$–	$221,197,005

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	2,934,686	–	–	2,934,686
Non-Taxable Municipal Bonds	$–	$113,391,060	$–	$113,391,060
Total	$2,934,686	$113,391,060	$–	$116,325,746

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$35,874,076	$–	$–	$35,874,076
Short Term Investments	3,360,857	–	–	3,360,857
Purchased Put Options	60,454	–	–	60,454
Total	$39,295,387	$–	$–	$39,295,387

Other Financial Instruments
Liabilities
Written Options	$(26,250)	$–	$–	$(26,250)
Total	$(26,250)	$–	$–	$(26,250)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2020. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Semi-Annual Report | June 30, 2020	45

Notes to Financial Statements

June 30, 2020 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. As of June 30, 2020, all options held are exchange-traded and not subject to master netting arrangements.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

46	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2020:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased Options)	Investments in securities, at value	$60,454	N/A	N/A
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$26,250
Total		$60,454		$26,250

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2020:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
WesMark Growth Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$254,149	$–
Total		$254,149	$–
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased options)	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$11,795	$(66,806)
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$51,227	$17,938
Total		$63,022	$(48,868)

The Growth Fund and Tactical Opportunity Fund had average written call option notional value of $(7,135,283) and $(5,578,514), respectively, during the period ended June 30, 2020. The Tactical Opportunity Fund had average purchased option notional value of $469,791 during the period ended June 30, 2020.

Market Risk- The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

Semi-Annual Report | June 30, 2020	47

Notes to Financial Statements

June 30, 2020 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Small Company Growth Fund
Shares sold	569,403	636,087
Shares issued to shareholders in payment of distributions declared	–	–
Shares redeemed	(602,504)	(777,322)
Net decrease resulting from share transactions	(33,101)	(141,235)
Common shares outstanding, end of period	7,486,932	7,520,033

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Growth Fund
Shares sold	470,634	859,461
Shares issued to shareholders in payment of distributions declared	2,660	339,815
Shares redeemed	(1,276,632)	(1,706,737)
Net decrease resulting from share transactions	(803,338)	(507,461)
Common shares outstanding, end of period	15,802,390	16,605,728

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Balanced Fund
Shares sold	591,700	942,597
Shares issued to shareholders in payment of distributions declared	13,612	84,808
Shares redeemed	(427,925)	(1,252,880)
Net increase/(decrease) resulting from share transactions	177,387	(225,475)
Common shares outstanding, end of period	8,605,748	8,428,361

48	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Government Bond Fund
Shares sold	831,993	2,219,675
Shares issued to shareholders in payment of distributions declared	27,639	61,339
Shares redeemed	(2,255,853)	(2,697,930)
Net decrease resulting from share transactions	(1,396,221)	(416,916)
Common shares outstanding, end of period	21,973,312	23,369,533

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
West Virginia Municipal Bond Fund
Shares sold	160,630	609,151
Shares issued to shareholders in payment of distributions declared	14,798	32,160
Shares redeemed	(422,077)	(602,403)
Net increase/(decrease) resulting from share transactions	(246,649)	38,908
Common shares outstanding, end of period	10,803,156	11,049,805

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Tactical Opportunity Fund
Shares sold	253,218	447,304
Shares issued to shareholders in payment of distributions declared	–	4,156
Shares redeemed	(125,568)	(338,996)
Net increase resulting from share transactions	127,650	112,464
Common shares outstanding, end of period	3,811,593	3,683,943

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to treatment of net operating losses. For the Funds’ most recent year ended December 31, 2019, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Total Distributable earnings
Small Company Growth Fund	$(424,787)	$424,787
Growth Fund	$–	$–
Balanced Fund	$–	$–
Government Bond Fund	$–	$–
West Virginia Municipal Bond Fund	$–	$–
Tactical Opportunity Fund	$–	$–

Semi-Annual Report | June 30, 2020	49

Notes to Financial Statements

June 30, 2020 (Unaudited)

Included in the amounts reclassified was a net operating loss offset to Paid-in Capital in the amount of $424,787.

Net investment income (loss), net realized gains (losses), and total net assets were not affected by these reclassifications.

For federal income tax purposes, the following amounts apply as of June 30, 2020:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$34,632,749	$(2,839,719)	$31,793,030	$66,693,776
Growth Fund	$150,436,854	$(4,951,388)	$145,485,466	$182,040,513
Balanced Fund	$19,602,644	$(2,280,345)	$17,322,299	$88,158,998
Government Bond Fund	$7,547,694	$(190,751)	$7,356,943	$213,840,062
West Virginia Municipal Bond Fund	$6,042,219	$(82,804)	$5,959,415	$110,366,331
Tactical Opportunity Fund	$1,956,770	$(441,423)	$1,515,347	$37,753,790

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, and certain other investments.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2019 was as follows:

	For Year Ended December 31, 2019
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$–	$–	$–
Growth Fund	$–	$726,048	$20,190,361	$20,916,409
Balanced Fund	$–	$1,939,185	$4,869,193	$6,808,378
Government Bond Fund	$–	$4,878,235	$–	$4,878,235
West Virginia Municipal Bond Fund	$2,219,650	$51,958	$37,564	$2,309,172
Tactical Opportunity Fund	$–	$1,251,404	$267,139	$1,518,543

As of December 31, 2019, the Funds most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Growth Fund	$–	$(102,367)	$–	$35,547,527	$35,445,160
Growth Fund	$48,905	$6,930,641	$–	$151,621,958	$158,601,504
Balanced Fund	$72,136	$2,127,614	$14,934	$25,861,258	$28,075,942
Government Bond Fund	$143,967	$(2,335,450)	$–	$2,399,656	$208,173
West Virginia Municipal Bond Fund	$16	$(1,346)	$–	$4,576,574	$4,575,244
Tactical Opportunity Fund	$188,950	$189,012	$–	$2,959,658	$3,337,620

50	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

Capital loss carryovers used during the year ended December 31, 2019, were as follows:

Fund Name	Capital Losses
West Virginia Municipal Bond Fund	$45,146
Tactical Opportunity Fund	$58,233

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2019, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Small Company Growth Fund	$102,367	$–
Government Bond Fund	$539,312	$1,745,987

The Funds elect to defer to the period ending December 31, 2020, capital losses recognized during the period November 1, 2019 to December 31, 2019 in the amount of:

Fund Name	Capital Losses
Government Bond Fund	$50,151
West Virginia Municipal Bond Fund	$1,346

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above.

5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until February 28, 2021 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Trustees. The Adviser is not entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the period ended June 30, 2020, the Adviser did not waive any fees due to expenses being under the limit.

Semi-Annual Report | June 30, 2020	51

Notes to Financial Statements

June 30, 2020 (Unaudited)

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor.

The Funds' Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan expired on August 31, 2007, and the Funds' Trustees did not approve its renewal. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”, an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$29,311,008	$30,169,310
Growth Fund	46,140,562	50,878,580
Balanced Fund	11,905,043	10,615,712
Government Bond Fund	38,912,713	55,811,154
West Virginia Municipal Bond Fund	2,825,547	7,237,430
Tactical Opportunity Fund	38,450,791	40,309,868

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the period ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Balanced Fund	$2,071,438	$2,466,667
Government Bond Fund	11,842,720	13,882,622

52	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2020 (Unaudited)

7.  CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2020, 26% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.  COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9.  SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On July 31, 2020 the Balanced Fund paid a monthly distribution of $0.020 per share to common shareholders of record as of July 22, 2020.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2020 the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2020 to July 31, 2020 totaling $0.016 and $0.016 per share, respectively, to common shareholders.

Semi-Annual Report | June 30, 2020	53

Shareholder Expense Example

June 30, 2020 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,016.40	$6.42	1.28%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.50	$6.42	1.28%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,014.60	$5.76	1.15%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$937.90	$6.07	1.26%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.60	$6.32	1.26%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,032.60	$5.21	1.03%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,021.70	$5.53	1.10%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
WesMark Tactical Opportunity Fund
Actual Fund Return	$1,000.00	$924.40	$7.18	1.50%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

54	www.wesmarkfunds.com

Board of Trustees and Trust Officers

June 30, 2020 (Unaudited)

The Board is responsible for managing the Trust’s business affairs and for exercising all of the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds as of December 31, 2019. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The WesMark Fund Complex consists of one Investment Company (comprising six portfolios). Unless otherwise noted, each Officer is elected annually and each Board member oversees all portfolios in the WesMark Fund Complex and serves for an indefinite term. As of January 31, 2020, the Funds’ Board and Officers as a group owned approximately less than 1% of the Funds’ outstanding Shares.

Name Age Address* Date Service Began	Principal Occupations in Past Five Years, other Directorships Held and Previous Positions
Independent Trustees
Lawrence E. Bandi Age: 66 TRUSTEE Began serving: September 2004

Principal Occupations: President, Central Catholic High School, Wheeling, WV

Other Directorships: Welty Corporation, Wheeling Jesuit University Briefing Foundation, and St. Vincent’s de Paul Parish School.

Previous Positions: President and Chief Executive Officer, Valley National Gases, Inc. (Gas Supplier); Chief Financial Officer & Vice President, West Virginia Northern Community College (Education); VP & CFO MPD Corporation (Hospitality), Director, Wheeling Convention and Visitors Bureau (Economic Development), Director, MPD Corporation (Property Management), Catholic Charities West Virginia, New City, Special Wish Foundation.

Mark M. Gleason Age: 69 TRUSTEE Began serving: January 2011

Principal Occupation: Managing Director, Gleason & Associates (Certified Public Accounting and Consulting Firm).

Other Directorships: Trustee, Various Asbestos Trusts (Investment of Assets and Claim Payment).

Richard A. Hay Age: 73 TRUSTEE Began serving: December 2008	Principal Occupation: Retired Previous Occupation: Senior Vice President, UBS Financial Services (Financial Services).
Interested Trustees
Robert E. Kirkbride** Age: 80 CHAIRMAN AND TRUSTEE Began serving: September 2004	Principal Occupations and Other Directorships: Paid Consultant to the Executive Loan Committee of WesBanco Bank, Inc.(Financial Services); Vice President and Director, Ohio Valley Land Company (Real Estate Development); Director, The Mountain Company (Holding Company); Director, The Laurel Management Group (Holding Company); President and Director, Thunder Corporation (Oil and Gas Production); Member and Manager, Marietta Ventures LLC (real estate development and related consulting); Vice President and Director, Spartan Foundation (private foundation).
J. Christopher Gardill*** Age: 43 TRUSTEE Began serving August 2015

Principal Occupations: Member, Phillips, Gardill, Kaiser & Altmeyer, PLLC (private law firm).

Other Directorships: Board Member, Wheeling Vintage Raceboat Regatta (Private Organization); Board Member, Our Lady of Peace School; Director, The Kings’ Daughters Childcare Center, Inc.; Director, OVConnect, Inc. (Private Organization); Director, Appalachian Outreach, Inc. (Non-Profit).

*	All Trustees may be reached via he Funds at 1290 Broadway, Suite 1000, Denver, CO, 80203.
**	Mr. Kirkbride is an interested person due to his security holdings in WesBanco, Inc. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Kirkbride previously served as a Director for WesBanco, Inc. and WesBanco Bank, Inc., and currently serves as a paid consultant to the Executive Loan Committee of WesBanco Bank, Inc.
***	Mr. Gardill is an interested person due to his affiliation with Phillips, Gardill, Kaiser & Altmeyer, PLLC who serves as legal counsel to Wesbanco Inc. and Wesbanco Bank. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Gardill was also an independent consultant to the Trust Committee of WesBanco Bank, Inc.

Semi-Annual Report | June 30, 2020	55

Board of Trustees and Trust Officers

June 30, 2020 (Unaudited)

The name, address, age and principal occupations for the past five years of the officers of the Trust are listed below. Each officer serves as an officer of the six fund portfolios that comprise the Trust.

Name, Age, Address	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Officers
Scott Love Age: 43 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: March 2020	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Senior Vice President, WesBanco Trust and Investment Services. Previous Positions: Vice President of the WesMark Funds.
Jennifer S. Roth Age: 45 WesMark Funds One Bank Plaza Wheeling, WV 26003	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Senior Vice President of WesBanco Investment Department, Registered Principal WesBanco Securities, Inc.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019; Chief Compliance Officer, Clark Securities, Inc., 2011 to 2015

Steven Kellas Age: 53 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds, Senior Vice President WesBanco Trust and Investment Services.
Todd P. Zerega Age: 45 700 13th Street, N.W. Washington, D.C. 20005	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP. Previous Positions: Partner, Reed Smith LLP.
Karen Gilomen Age: 50 1290 Broadway, Suite1000 Denver, CO 80203	ASSISTANT SECRETARY Began Serving: November 2016

Principal Occupation: Vice President, Senior Counsel, SS&C ALPS.

Previous Positions: Vice President – General Counsel & Chief Compliance Officer, Monticello Associates, Inc., January 2010 – August 2016

Gina Meyer Age: 39 1290 Broadway, Suite 1000 Denver, CO 80203	ASSISTANT TREASURER Began Serving: May 2020

Principal Occupation: VP, Relationship Manager and Fund Controller, SS&C ALPS since 2020.

Previous Positions: VP, Relationship Manager, ALPS Fund Services, Inc. from 2016-2020; Fund Controller, SS&C ALPS from 2012-2016

The Funds’ current Statement of Additional Information contains additional information about the Funds’ Trustees and is available, without charge, upon request, by calling the Funds toll-free at 1-800-864-1013.

56	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2020 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2020 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2020. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. The Board discussed the resources that the Adviser has added to replace a recently retired portfolio manager on certain of the Funds and the Adviser’s plan for future resource additions. The Board concluded it was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

For the one-year and three-year periods ended March 31, 2020, the performance of the WesMark Growth Fund, WesMark Government Bond Fund, and WesMark Tactical Opportunity Fund was below the average of their respective peer groups. For the periods ending March 31, 2020, the WesMark Balanced Fund’s performance was above the average of the relevant peer group for the one-year period, but below the average of the relevant peer group for the three-year period. The performance of the WesMark Small Company Growth Fund and WesMark West Virginia Municipal Bond Fund was above the average of their respective peer groups for the one- and three-year periods ended March 31, 2020.

Semi-Annual Report | June 30, 2020	57

Board Review of Advisory Contract

June 30, 2020 (Unaudited)

The Board reviewed the performance of the Funds for the first quarter of 2020 and noted that the WesMark Small Company Growth Fund, WesMark Growth Fund and WesMark West Virginia Municipal Bond Fund were above the average of their respective peer groups for the quarter, while the WesMark Government Bond Fund, WesMark Balanced Fund, and the WesMark Tactical Opportunity Fund were below the average of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees for the calendar year ending December 31, 2019, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Government Bond Fund and the WesMark Growth Fund was above the median for the selected peer groups, the gross investment advisory fee for WesMark Small Company Growth Fund and WesMark Tactical Opportunity Fund was below the median for the selected peer group and the WesMark Balanced Fund’s gross investment advisory fee was approximately at the median for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser continues to make investments in investment management personnel and investment resources and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

58	www.wesmarkfunds.com

Additional Information

June 30, 2020 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2019, 97.71% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2019, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	90.41%
Tactical Opportunity Fund	16.65%

For the year ended December 31, 2019, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	95.10%
Tactical Opportunity Fund	35.42%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the West Virginia Municipal Bond Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund designated $37,564, $20,190,361, $4,869,193, and $267,139, respectively as long-term capital gain dividends.

Semi-Annual Report | June 30, 2020	59

Glossary of Terms

June 30, 2020 (Unaudited)

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Credit rating firms, such as Standard & Poor's and Moody's, use different designations consisting of upper- and lower-case letters 'A' and 'B' to identify a bond's credit quality rating. 'AAA' and 'AA' (high credit quality) and 'A' and 'BBB' (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations ('BB', 'B', 'CCC', etc.) are considered low credit quality, and are commonly referred to as "junk bonds."

60	www.wesmarkfunds.com

WesMark Funds[SM]

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

Must be accompanied or preceded by a Prospectus.

WMK000525

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2020

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 1, 2020